UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02351

Western Asset Income Fund

(Exact Name of Registrant as Specified In Its Charter)

Address of Principal Executive Offices:	385 East Colorado Boulevard
Pasadena, CA 91101

Name and address of agent for service:	Charles A. Ruys de Perez
385 East Colorado Boulevard
Pasadena, CA 91101

Registrant’s telephone number, including area code: (626) 844-9400

Date of fiscal year end: December 31, 2008

Date of reporting period: March 31, 2008

Item 1 – Schedule of Investments

Western Asset Income Fund

March 31, 2008 (Unaudited)

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — 97.8%
Corporate Bonds and Notes — 73.2%
Aerospace and Defense — 0.2%
L-3 Communications Corp.	7.625%	6/15/12	$275,000	$281,531

Airlines — 0.6%
Continental Airlines Inc.	6.545%	2/2/19	164,859	158,575
Continental Airlines Inc.	7.256%	3/15/20	193,739	190,591
Delta Air Lines Inc.	7.111%	9/18/11	400,000	394,000

				743,166

Automobiles — 5.7%
Ford Motor Co.	7.450%	7/16/31	8,050,000	5,313,000	A
General Motors Corp.	8.250%	7/15/23	3,450,000	2,415,000	A

				7,728,000

Building Products — 0.5%
American Standard Inc.	8.250%	6/1/09	500,000	526,645
Nortek Inc.	8.500%	9/1/14	225,000	166,500

				693,145

Capital Markets — 4.9%
BankAmerica Capital III	4.828%	1/15/27	215,000	162,525	B
Deutsche Bank AG	5.375%	10/12/12	330,000	344,884
Goldman Sachs Capital II	5.793%	12/29/49	920,000	612,812	C
Lehman Brothers Holdings Capital Trust VII	5.857%	11/29/49	1,590,000	1,005,675	C
Lehman Brothers Holdings Inc.	6.500%	7/19/17	110,000	104,461
Merrill Lynch and Co. Inc.	6.050%	8/15/12	400,000	406,256
Merrill Lynch and Co. Inc.	5.700%	5/2/17	1,000,000	949,940
Merrill Lynch and Co. Inc.	6.400%	8/28/17	300,000	296,042
Merrill Lynch and Co. Inc.	6.110%	1/29/37	320,000	252,930
Morgan Stanley	5.050%	1/21/11	1,180,000	1,183,781
Morgan Stanley	4.750%	4/1/14	60,000	55,697
Morgan Stanley	6.625%	4/1/18	100,000	100,035
The Bear Stearns Cos. Inc.	5.550%	1/22/17	720,000	642,843	A
The Goldman Sachs Group Inc.	6.345%	2/15/34	555,000	480,572	A

				6,598,453

Chemicals — 0.6%
The Dow Chemical Co.	7.375%	11/1/29	800,000	858,227

Commercial Banks — 3.3%
Comerica Capital Trust II	6.576%	2/20/37	360,000	239,765	C
Rabobank Capital Funding Trust II	5.260%	12/31/49	115,000	98,724	C,D
Rabobank Capital Funding Trust III	5.254%	12/31/16	1,145,000	951,007	C,D
RBS Capital Trust III	5.512%	9/29/49	1,460,000	1,199,260	C
SunTrust Capital VIII	6.100%	12/15/36	560,000	443,408	C
Wachovia Capital Trust III	5.800%	3/15/42	410,000	292,125	C
Wells Fargo and Co.	5.250%	10/23/12	790,000	819,289

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Commercial Banks — Continued
Wells Fargo Capital X	5.950%	12/15/36	$450,000	$405,445	C

				4,449,023

Commercial Services and Supplies — 0.3%
Waste Management Inc.	7.375%	5/15/29	415,000	443,435

Communications Equipment — N.M.
Motorola Inc.	7.625%	11/15/10	56,000	58,037

Consumer Finance — 2.6%
American Express Co.	6.800%	9/1/66	1,120,000	1,053,058	C
Capital One Financial Corp.	6.750%	9/15/17	230,000	218,171
GMAC LLC	8.000%	11/1/31	1,610,000	1,153,874
Nelnet Inc.	7.400%	9/29/36	460,000	299,686	C
SLM Corp.	5.000%	10/1/13	810,000	609,688
SLM Corp.	5.050%	11/14/14	130,000	94,546
SLM Corp.	5.625%	8/1/33	180,000	122,728

				3,551,751

Containers and Packaging — 0.1%
Graphic Packaging International Corp.	9.500%	8/15/13	200,000	192,000

Diversified Financial Services — 9.9%
AGFC Capital Trust I	6.000%	1/15/67	300,000	247,216	C,D
AIG SunAmerica Global Financing VI	6.300%	5/10/11	1,880,000	1,975,636	D
BAC Capital Trust XIV	5.630%	12/31/49	580,000	424,093	C
Bank of America Corp.	8.000%	12/29/49	150,000	150,180	C
Beaver Valley II Funding	9.000%	6/1/17	294,000	326,907
Capital One Bank	6.500%	6/13/13	330,000	311,482	A
Capital One Capital IV	6.745%	2/17/37	390,000	278,482	A,C
Capmark Financial Group Inc.	5.875%	5/10/12	350,000	221,752	D,E
Chase Capital II	3.739%	2/1/27	725,000	576,509	B
Citigroup Capital XXI	8.300%	12/21/57	320,000	315,319	C
Citigroup Inc.	6.125%	8/25/36	550,000	483,032
Deutsche Bank Capital Funding Trust	5.628%	1/19/49	670,000	579,843	C,D
General Electric Capital Corp.	6.375%	11/15/67	600,000	587,111	C
Glen Meadow Pass-Through Certificates	6.505%	2/12/67	310,000	264,604	C,D
HSBC Finance Capital Trust IX	5.911%	11/30/35	1,350,000	1,094,774	C
HSBC Finance Corp.	5.700%	6/1/11	1,730,000	1,740,422
ILFC E-Capital Trust II	6.250%	12/21/65	790,000	705,968	C,D
Kaupthing Bank Hf	7.625%	2/28/15	620,000	583,606	D
Mizuho Preferred Capital Co. LLC	8.790%	12/29/49	110,000	110,542	C,D
TNK-BP Finance SA	7.875%	3/13/18	100,000	92,375	D
UBS Preferred Funding Trust V	6.243%	5/12/49	1,120,000	936,743	C
ZFS Finance USA Trust II	6.450%	12/15/65	1,440,000	1,309,033	C,D

				13,315,629

Diversified Telecommunication Services — 1.6%
AT&T Corp.	8.000%	11/15/31	440,000	514,144
Embarq Corp.	7.082%	6/1/16	330,000	312,423
Qwest Corp.	6.875%	9/15/33	1,000,000	800,000
Verizon Global Funding Corp.	5.850%	9/15/35	570,000	519,243

				2,145,810

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Electric Utilities — 5.0%
Commonwealth Edison Co.	5.800%	3/15/18	$560,000	$557,056
Exelon Corp.	6.750%	5/1/11	550,000	580,353
FirstEnergy Corp.	6.450%	11/15/11	60,000	62,806
FirstEnergy Corp.	7.375%	11/15/31	395,000	429,681
Pacific Gas and Electric Co.	6.050%	3/1/34	800,000	784,267
PNPP II Funding Corp.	9.120%	5/30/16	2,186,000	2,613,057	A
Sithe/Independence Funding Corp.	9.000%	12/30/13	1,424,557	1,492,651
Tampa Electric Co.	6.375%	8/15/12	145,000	155,850

				6,675,721

Energy Equipment and Services — 0.2%
EEB International Ltd.	8.750%	10/31/14	260,000	267,800	D

Food and Staples Retailing — 0.3%
Wal-Mart Stores Inc.	6.500%	8/15/37	380,000	399,005

Food Products — 0.3%
Tyson Foods Inc.	6.850%	4/1/16	340,000	340,412	E

Gas Utilities — 0.1%
Southern Natural Gas Co.	5.900%	4/1/17	170,000	166,180	D

Health Care Equipment and Supplies — 0.2%
Hospira Inc.	6.050%	3/30/17	290,000	287,427

Health Care Providers and Services — 4.6%
Cardinal Health Inc.	5.800%	10/15/16	410,000	411,905
Coventry Health Care Inc.	5.950%	3/15/17	440,000	415,774
HCA Inc.	7.875%	2/1/11	250,000	245,625
HCA Inc.	6.300%	10/1/12	180,000	160,200	A
HCA Inc.	6.250%	2/15/13	930,000	809,100
HCA Inc.	5.750%	3/15/14	65,000	53,625
HCA Inc.	9.125%	11/15/14	400,000	412,000
HCA Inc.	9.250%	11/15/16	500,000	518,750
Humana Inc.	6.450%	6/1/16	220,000	223,036
Tenet Healthcare Corp.	6.375%	12/1/11	1,465,000	1,322,163	A
UnitedHealth Group Inc.	6.000%	11/15/17	520,000	507,738
Universal Health Services Inc.	7.125%	6/30/16	520,000	542,770
WellPoint Inc.	5.875%	6/15/17	540,000	528,515

				6,151,201

Hotels, Restaurants and Leisure — 0.2%
Caesars Entertainment Inc.	8.125%	5/15/11	250,000	210,000

Household Durables — 0.6%
DR Horton Inc.	5.250%	2/15/15	410,000	340,300
Pulte Homes Inc.	6.250%	2/15/13	145,000	131,950
The Black and Decker Corp.	5.750%	11/15/16	290,000	278,936

				751,186

Independent Power Producers and Energy Traders — 2.7%
Dynegy Holdings Inc.	6.875%	4/1/11	1,300,000	1,277,250
Dynegy Holdings Inc.	8.750%	2/15/12	735,000	755,213	A
The AES Corp.	9.500%	6/1/09	39,000	40,248
TXU Corp.	5.550%	11/15/14	1,500,000	1,171,261

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Independent Power Producers and Energy Traders — Continued
TXU Corp.	6.500%	11/15/24	$520,000	$369,241

				3,613,213

Insurance — 3.3%
Ace Ina Holdings Inc.	5.700%	2/15/17	240,000	238,947
Allstate Corp.	6.500%	5/15/57	480,000	395,297	A,C
American International Group Inc.	5.850%	1/16/18	180,000	176,641
American International Group Inc.	6.250%	3/15/37	80,000	64,808	C
ASIF Global Financing XIX	4.900%	1/17/13	30,000	29,546	D
Everest Reinsurance Holdings Inc.	6.600%	5/15/37	260,000	219,149	C
Liberty Mutual Group	5.750%	3/15/14	270,000	278,952	D
Liberty Mutual Group	7.800%	3/15/37	300,000	252,921	D
MetLife Inc.	6.400%	12/15/36	1,160,000	921,782	C
Prudential Financial Inc.	5.700%	12/14/36	340,000	289,644
The Chubb Corp.	6.375%	3/29/67	320,000	298,074	C
The Travelers Cos. Inc.	6.250%	3/15/37	620,000	546,855	C
The Travelers Cos. Inc.	6.250%	6/15/37	280,000	259,533
Willis North America Inc.	5.125%	7/15/10	280,000	282,607
Willis North America Inc.	5.625%	7/15/15	230,000	228,824

				4,483,580

IT Services — 0.8%
Electronic Data Systems Corp.	7.125%	10/15/09	600,000	611,949
Electronic Data Systems Corp.	7.450%	10/15/29	420,000	397,259

				1,009,208

Leisure Equipment and Products — 0.3%
Hasbro Inc.	6.300%	9/15/17	320,000	334,342	E

Media — 2.8%
AMFM Inc.	8.000%	11/1/08	210,000	216,731
Clear Channel Communications Inc.	5.500%	9/15/14	365,000	262,800
Comcast Cable Holdings LLC	9.800%	2/1/12	375,000	427,719
Comcast Corp.	6.450%	3/15/37	380,000	358,089
Comcast Corp.	6.950%	8/15/37	160,000	160,321
Liberty Media LLC	8.500%	7/15/29	130,000	111,075	A
Liberty Media LLC	8.250%	2/1/30	65,000	54,549	A
News America Inc.	6.550%	3/15/33	545,000	534,482	A
TCI Communications Inc.	8.750%	8/1/15	160,000	180,989
Time Warner Entertainment Co. LP	8.375%	7/15/33	530,000	596,347
Time Warner Inc.	9.125%	1/15/13	240,000	268,973
Time Warner Inc.	7.700%	5/1/32	595,000	626,420

				3,798,495

Metals and Mining — 1.9%
Freeport-McMoRan Copper & Gold Inc.	8.375%	4/1/17	1,730,000	1,835,962
GTL Trade Finance Inc.	7.250%	10/20/17	737,000	776,900	D

				2,612,862

Multi-Utilities — 1.1%
Centerpoint Energy Inc.	6.850%	6/1/15	1,150,000	1,210,883

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Multi-Utilities — Continued
DTE Energy Co.	6.375%	4/15/33	$330,000	$319,660

				1,530,543

Multiline Retail — 0.8%
Federated Retail Holdings Inc.	5.350%	3/15/12	270,000	257,254
Macy’s Retail Holdings Inc.	5.875%	1/15/13	330,000	317,412
May Department Stores Co.	5.750%	7/15/14	400,000	365,392	A
May Department Stores Co.	6.650%	7/15/24	180,000	152,996

				1,093,054

Oil, Gas and Consumable Fuels — 10.4%
Apache Corp.	6.000%	1/15/37	230,000	232,185
DCP Midstream LLC	6.750%	9/15/37	420,000	410,382	D
Devon Financing Corp. ULC	7.875%	9/30/31	350,000	430,053
Duke Capital LLC	6.250%	2/15/13	1,200,000	1,243,802
El Paso Corp.	7.800%	8/1/31	2,000,000	2,053,478
EOG Resources Inc.	5.875%	9/15/17	540,000	566,103
Hess Corp.	7.875%	10/1/29	1,450,000	1,720,774
Kerr-McGee Corp.	6.950%	7/1/24	300,000	318,038
Kerr-McGee Corp.	7.875%	9/15/31	1,225,000	1,434,493
Kinder Morgan Energy Partners LP	7.125%	3/15/12	530,000	563,084
Peabody Energy Corp.	6.875%	3/15/13	285,000	289,275
Pemex Project Funding Master Trust	6.625%	6/15/35	2,635,000	2,726,901	A
The Williams Cos. Inc.	7.500%	1/15/31	102,000	106,335
The Williams Cos. Inc.	8.750%	3/15/32	1,250,000	1,443,750
XTO Energy Inc.	6.100%	4/1/36	440,000	435,339

				13,973,992

Paper and Forest Products — 0.6%
Georgia-Pacific Corp.	9.500%	12/1/11	325,000	330,687
Georgia-Pacific Corp.	7.375%	12/1/25	250,000	207,500
Weyerhaeuser Co.	6.750%	3/15/12	235,000	247,085

				785,272

Pharmaceuticals — 0.1%
Wyeth	5.950%	4/1/37	170,000	166,099

Real Estate Investment Trusts — 0.4%
Health Care REIT Inc.	5.875%	5/15/15	130,000	120,406
iStar Financial Inc.	5.950%	10/15/13	590,000	430,700

				551,106

Real Estate Management and Development — 0.2%
Forest City Enterprises Inc.	7.625%	6/1/15	225,000	213,750

Thrifts and Mortgage Finance — 3.5%
BB&T Capital Trust II	6.750%	6/7/36	640,000	555,123
Countrywide Financial Corp.	5.800%	6/7/12	950,000	860,688
Residential Capital LLC	7.828%	4/17/09	4,420,000	1,635,400	B,D
Residential Capital LLC	8.000%	2/22/11	1,680,000	823,200	E
Residential Capital LLC	8.500%	6/1/12	90,000	44,100	E

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Thrifts and Mortgage Finance — Continued
Washington Mutual Inc.	7.250%	11/1/17	$950,000	$743,375	A

				4,661,886

Tobacco — 1.1%
Reynolds American Inc.	7.250%	6/1/12	1,360,000	1,438,618

Wireless Telecommunication Services — 1.4%
New Cingular Wireless Services Inc.	8.750%	3/1/31	475,000	576,457
Nextel Communications Inc.	5.950%	3/15/14	88,000	65,120
Nextel Communications Inc.	7.375%	8/1/15	285,000	219,450
Sprint Capital Corp.	6.900%	5/1/19	330,000	259,875
Sprint Capital Corp.	8.750%	3/15/32	940,000	794,300

				1,915,202

Total Corporate Bonds and Notes (Cost — $105,423,603)				98,488,361

Mortgage-Backed Securities — 0.7%
Variable Rate SecuritiesF — 0.7%
Thornburg Mortgage Securities Trust 2007-4 2A1	6.225%	9/25/37	546,306	508,148
Thornburg Mortgage Securities Trust 2007-4 3A1	6.217%	9/25/37	509,468	459,694

Total Mortgage-Backed Securities (Cost — $1,046,288)				967,842

U.S. Government Agency Mortgage-Backed Securities — N.M.
Fixed Rate Securities — N.M.
Freddie Mac	10.250%	5/1/09	2,401	2,531

Total U.S. Government Agency Mortgage-Backed Securities (Cost — $2,316)				2,531

Yankee BondsG — 23.4%
Aerospace and Defense — 0.3%
Systems 2001 Asset Trust	6.664%	9/15/13	381,958	392,462	D

Commercial Banks — 9.8%
AES El Salvador Trust	6.750%	2/1/16	750,000	723,039	D
ATF Capital BV	9.250%	2/21/14	810,000	800,766	A,D
Banco Mercantil del Norte SA	6.135%	10/13/16	750,000	735,529	C,D
Barclays Bank PLC	7.434%	9/29/49	910,000	822,716	C,D
Glitnir Banki Hf	6.330%	7/28/11	400,000	343,492	D
Glitnir Banki Hf	6.693%	6/15/16	680,000	548,090	C,D
Glitnir Banki Hf	7.451%	12/14/49	210,000	170,331	C,D
HBOS Capital Funding LP	6.071%	6/30/49	560,000	491,856	C,D
HSBK Europe BV	7.250%	5/3/17	490,000	423,850	D
ICICI Bank Ltd.	6.375%	4/30/22	200,000	171,999	C,D
ICICI Bank Ltd.	6.375%	4/30/22	100,000	86,933	A,C,D
Kaupthing Bank Hf	5.750%	10/4/11	480,000	383,154	D
Kaupthing Bank Hf	7.125%	5/19/16	1,250,000	843,455	D
Landsbanki Islands Hf	7.431%	12/31/49	730,000	611,133	C,D
Mizuho Financial Group	5.790%	4/15/14	1,100,000	1,154,119	D
Resona Preferred Global Securities	7.191%	12/29/49	1,095,000	956,294	C,D
Royal Bank of Scotland Group PLC	7.640%	3/17/49	100,000	86,119	C
RSHB Capital SA	7.175%	5/16/13	1,340,000	1,365,125	D
RSHB Capital SA	6.299%	5/15/17	380,000	351,975	D
Shinsei Finance Cayman Ltd.	6.418%	1/29/49	1,210,000	802,002	C,D

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Yankee Bonds — Continued
Commercial Banks — Continued
Sumitomo Mitsui Banking Corp.	5.625%	12/31/49	$270,000	$228,372	C,D
TuranAlem Finance BV	8.250%	1/22/37	740,000	580,382	D
VTB Capital SA for Vneshtorgbank	3.839%	8/1/08	560,000	553,700	B,D

				13,234,431

Consumer Finance — 0.8%
Aiful Corp.	6.000%	12/12/11	1,095,000	1,015,559	D

Diversified Financial Services — 1.4%
Lukoil International Finance BV	6.356%	6/7/17	310,000	287,525	D
Petroplus Finance Ltd.	7.000%	5/1/17	600,000	535,500	D
SMFG Preferred Capital	6.078%	1/29/49	380,000	297,920	C,D
TNK-BP Finance SA	7.500%	7/18/16	360,000	334,350	D
UFJ Finance Aruba AEC	6.750%	7/15/13	355,000	394,893

				1,850,188

Diversified Telecommunication Services — 2.1%
British Telecommunications PLC	9.125%	12/15/30	330,000	409,852	E
Deutsche Telekom International Finance BV	5.750%	3/23/16	160,000	158,188
Deutsche Telekom International Finance BV	8.250%	6/15/30	500,000	599,792	E
Koninklijke (Royal) KPN NV	8.375%	10/1/30	240,000	274,629
Telecom Italia Capital	7.200%	7/18/36	760,000	717,758
Telefonica Emisiones S.A.U.	7.045%	6/20/36	600,000	627,329

				2,787,548

Electric Utilities — 0.6%
Enersis SA	7.375%	1/15/14	317,000	349,693	A
Enersis SA/Cayman Island	7.400%	12/1/16	452,000	488,503

				838,196

Food and Staples Retailing — 0.2%
Delhaize Group	6.500%	6/15/17	290,000	299,484

Foreign Governments — 1.1%
Quebec Province	7.970%	7/22/36	650,000	953,302
Russian Federation	7.500%	3/31/30	269,280	310,076	D
United Mexican States	6.750%	9/27/34	235,000	262,142

				1,525,520

Gas Utilities — 0.2%
Intergas Finance BV	6.375%	5/14/17	270,000	235,575	D

Industrial Conglomerates — 1.1%
Tyco International Group SA	6.375%	10/15/11	1,450,000	1,444,906

Insurance — 0.4%
Axa	8.600%	12/15/30	550,000	591,878

Media — 0.2%
Rogers Cable Inc.	6.250%	6/15/13	250,000	261,016

Metals and Mining — 0.8%
Vale Overseas Ltd.	6.875%	11/21/36	1,148,000	1,120,121

Oil, Gas and Consumable Fuels — 3.8%
Anadarko Finance Co.	7.500%	5/1/31	130,000	146,262

	Rate	Maturity Date	Par/Shares		Value
Long-Term Securities — Continued
Yankee Bonds — Continued
Oil, Gas and Consumable Fuels — Continued
Gazprom	9.625%	3/1/13	$50,000		$56,063	D
Gazprom	9.625%	3/1/13	20,000		22,462	D
Gazprom	6.212%	11/22/16	450,000		416,250	D
Gazprom	6.510%	3/7/22	400,000		356,500	D
Petrobras International Finance Co.	5.875%	3/1/18	879,000		846,078
Petrozuata Finance Inc.	8.220%	4/1/17	3,205,000		3,225,031	D

					5,068,646

Wireless Telecommunication Services — 0.6%
America Movil SA de CV	5.625%	11/15/17	520,000		514,080
Rogers Wireless Inc.	6.375%	3/1/14	300,000		297,438

					811,518

Total Yankee Bonds (Cost — $33,111,876)					31,477,048

Preferred Stocks — 0.5%
Fannie Mae	8.250%		11,700	shs	281,385	C
Freddie Mac	8.375%		16,625		405,650	C

Total Preferred Stocks (Cost — $708,125)					687,035

Total Long-Term Securities (Cost — $140,292,208)					131,622,817

Investment of Collateral From Securities Lending — 6.9%
State Street Navigator Securities Lending Prime Portfolio			$9,303,865		9,303,865

Total Investment of Collateral From Securities Lending (Cost — $9,303,865)					9,303,865

Short-Term Securities — 0.2%
Repurchase Agreements — 0.2%
Merrill Lynch Government Securities Inc. 2.25%, dated 3/31/08, to be repurchased at $339,021 on 4/1/08 (Collateral: $347,000 Freddie Mac zero-coupon note, due 4/30/08 , value $345,779 )			339,000		339,000

Total Short-Term Securities (Cost — $339,000)					339,000

Total Investments — 104.9% (Cost — $149,935,073) H					141,265,682
Obligation to Return Collateral For Securities Loaned — (6.9)%					(9,303,865)
Other Assets Less Liabilities — 2.0%					2,644,607

					$134,606,424

Net Assets — 100.0%
Net Asset Value per Common Share:					$14.34

N.M.	Not Meaningful.
A	All or a portion of this security is on loan.
B	Indexed Security - The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Consumer Price Index (“CPI”), or the one-year Treasury Bill Rate. The coupon rates are the rates as of March 31, 2008.
C	Stepped Coupon Security - A security with a predetermined schedule of interest or dividend rate changes at which time it begins to accrue interest or pay dividends according to the predetermined schedule.
D	Rule 144a Security - A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, represent 23.47% of net assets.

E	Credit Linked Security - The rates of interest earned on these securities are tied to the credit rating assigned by Standard & Poor’s Rating Service and/or Moody’s Investors Services.
F	The coupon rates shown on variable rate securities are the rates at March 31, 2008. These rates vary with the weighted average coupon of the underlying loans.
G	Yankee Bond - A dollar-denominated bond issued in the U.S. by foreign entities.
H	At March 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$3,180,088
Gross unrealized depreciation	(11,849,479)

Net unrealized depreciation	$(8,669,391)

Investment Valuation

Effective January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Debt securities are valued at the last quoted bid prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	[3/31/2008]	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$141,265,682	$—	$141,265,682	$—
Other Financial Instruments*	—	—	—	—

Total	$141,265,682	$—	$141,265,682	$—

*	Other financial instruments may include options, futures and swaps.

Securities Lending

The Fund may lend its securities to approved brokers to earn additional income, and will receive cash and U.S. government securities as collateral against the loans. Cash collateral received is invested in a money market pooled account by the Fund’s lending agent. Collateral is maintained over the life of the loan in an amount not less than 100% of the value of the loaned securities.

At March 31, 2008, the market value of the securities on loan to broker-dealers was $9,114,395 for which the fund received collateral of $9,303,865 in cash. Such collateral is in the possession of the Fund’s custodian. The cash invested in the State Street Navigator Securities Lending Prime Portfolio is included in the Fund’s portfolio of investments. As wish other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights to the collateral should the borrower of the securities fail financially.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 – Controls and Procedures

(a)	Western Asset Income Fund (the “Registrant”) principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods in the Securities and Exchange Commission’s rules and forms and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – filed as an exhibit hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Income Fund

By:	/s/ R. Jay Gerken
R. Jay Gerken
President
Western Asset Income Fund
Date:	May 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
President
Western Asset Income Fund
Date:	May 21, 2008

By:	/s/ Marie K. Karpinski
Marie K. Karpinski
Principal Financial and Accounting Officer
Western Asset Income Fund
Date:	May 21, 2008